Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 214,020	$ 162,668	$ 147,217
Other comprehensive income (loss), net of taxes
Unrealized net gains (losses) on translation of net investment in foreign operations	(4,787)	152	(247)
Net changes on investments transferred to held-to-maturity	(91,303)	151	665
Unrealized net gains (losses) on available-for-sale investments	(198,363)	(94,761)	60,971
Employee benefit plans adjustments	41,918	19,221	(23,972)
Other comprehensive income (loss), net of taxes	(252,535)	(75,237)	37,417
Total comprehensive income (loss)	$ (38,515)	$ 87,431	$ 184,634